CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue, net	$ 9,228,853,000	$ 6,454,402,000	$ 4,345,939,000
Cost of sales	(8,634,144,000)	(6,105,271,000)	(4,012,348,000)
Gross profit	594,709,000	349,131,000	333,591,000
Selling, marketing, general and administrative expenses	(491,712,000)	(349,769,000)	(264,844,000)
Merger, transaction and other related costs	0	(30,072,000)	(396,000)
Gain on disposal of businesses	192,000	11,000	0
Impairment of property, plant and equipment	(397,000)	0	(1,210,000)
Gain on asset sales	11,634,000	581,000	0
Operating income (loss)	114,426,000	(30,118,000)	67,141,000
Other income (expense), net	11,322,000	8,658,000	(119,000)
Interest income	6,642,000	3,938,000	2,604,000
Interest expense	(61,485,000)	(27,030,000)	(10,523,000)
Income (loss) before income taxes and equity earnings	70,905,000	(44,552,000)	59,103,000
Income tax expense	34,059,000	13,333,000	(18,130,000)
Equity method earnings	6,726,000	48,027,000	30,279,000
Net income	111,690,000	16,808,000	71,252,000
Less: Net income attributable to noncontrolling interests	(25,194,000)	(24,027,000)	(18,764,000)
Net income (loss) attributable to Dole plc	$ 86,496,000	$ (7,219,000)	$ 52,488,000
Net income (loss) per share attributable to Dole plc - basic (in USD per share)	$ 0.91	$ (0.10)	$ 0.95
Net income (loss) per share attributable to Dole plc - diluted (in USD per share)	$ 0.91	$ (0.10)	$ 0.94
Weighted average shares outstanding - basic (in shares)	94,886	72,190	55,509
Weighted average shares outstanding - diluted (in shares)	94,906	72,190	55,592